Risk management - Reconciliation of model (reportable) ECL to total ECL (Details) - Provisions - EUR (€) € in Millions	Jun. 30, 2025	Dec. 31, 2024
Disclosure of financial assets [line items]
Financial assets	€ 5,945	€ 6,049
Total reportable collective provisions
Disclosure of financial assets [line items]
Financial assets	3,162	2,975
ECL from individually assessed impairments
Disclosure of financial assets [line items]
Financial assets	2,547	2,871
ECL from management adjustments
Disclosure of financial assets [line items]
Financial assets	€ 236	€ 203